Domini Social Index Portfolio

Portfolio of Investments

July 31, 2000

Issuer                                                    Shares     Value
------                                                    ------     -----

Basic Materials -- 0.6%
Air Products & Chemicals, Inc. .......................... 66,700 $    2,226,113
Bemis Company, Inc. ..................................... 15,400        529,375
Cabot Corporation........................................ 19,400        620,800
Calgon Carbon Corporation................................ 11,200         85,400
Caraustar Industries, Inc. ..............................  7,500        101,250
Catalytica, Incorporated (b).............................  9,500        108,656
Consolidated Papers, Inc. ............................... 26,400      1,032,900
Echo Bay Mines Ltd (b)................................... 40,700         38,156
Ecolab Inc. ............................................. 37,500      1,342,969
Fuller (H.B.) Company....................................  4,100        158,363
IMCO Recycling Inc. .....................................  4,500         21,938
Mead Corporation......................................... 29,700        753,638
Minerals Technologies Inc. ..............................  6,000        287,625
Nucor Corporation........................................ 24,550        926,763
Praxair, Inc. ........................................... 45,800      1,811,963
Ryerson Tull, Inc. ......................................  7,200         63,450
Sigma-Aldrich Corporation................................ 24,600        670,350
Sonoco Products Company.................................. 28,745        540,765
Stillwater Mining Company (b)............................ 11,100        291,375
Westvaco Corporation..................................... 29,100        798,431
Worthington Industries, Inc. ............................ 24,900        263,006
                                                                 --------------
                                                                     12,673,286
                                                                 --------------
Capital Goods -- 2.1%
American Power Conversion (b)............................ 56,400      1,434,675
Ault Incorporated (b)....................................  1,300          7,313
Avery Dennison Corporation............................... 32,600      1,768,550
Baldor Electric Company..................................  9,800        180,075

Issuer                                                   Shares      Value
------                                                   ------      -----

Capital Goods -- Continued
Brady Corporation.......................................   6,600 $      200,888
CLARCOR Inc. ...........................................   7,050        147,609
Cooper Industries, Inc. ................................  26,900        862,481
Cross (A.T.) Company (b)................................   4,900         25,113
Crown Cork & Seal Company, Inc. ........................  37,000        515,688
Cummins Engine Company, Inc. ...........................  12,000        384,000
Deere & Company.........................................  68,000      2,622,250
Dionex Corporation (b)..................................   6,400        166,400
Donaldson Co., Inc. (b).................................  13,300        255,194
Emerson Electric Co. ................................... 124,100      7,577,856
Fastenal Company........................................  11,000        679,250
Graco Inc. .............................................   5,875        199,750
Granite Construction Incorporated.......................   7,850        189,381
Herman Miller, Inc. ....................................  22,800        715,350
HON Industries, Inc. ...................................  17,400        464,363
Hubbell Incorporated....................................  18,060        435,698
Hunt Corporation........................................   2,900         29,363
Hutchinson Technology Incorporated (b)..................   7,200        107,100
Illinois Tool Works Inc. ...............................  87,700      5,020,825
Ionics, Inc. (b)........................................   4,700        143,938
Isco, Inc. (b)..........................................   1,600          6,800
Lawson Products, Inc....................................   2,900         74,675
Leggett & Platt, Inc....................................  56,800        994,000
Merix Corporation (b)...................................   1,900         95,000
Milacron Inc............................................  10,300        148,063
Millipore Corporation...................................  13,300        836,238
Molex Incorporated......................................  57,046      2,683,838
Moore Corporation.......................................  25,600         73,600
National Service Industries, Inc. ......................  11,800        241,163
New England Business Service, Inc.......................   3,900         80,925
Nordson Corporation.....................................   4,700        265,550

                                 July 31, 2000

Issuer                                                  Shares       Value
------                                                  ------       -----

Capital Goods -- Continued
Osmonics, Inc. (b)....................................     4,100 $       36,388
Pitney Bowes Inc. ....................................    74,900      2,593,413
Sealed Air Corporation (b)............................    24,200      1,219,075
Smith (A.O.) Corporation..............................     6,800        109,650
Solectron Corporation (b).............................   173,300      6,986,156
Spartan Motors, Inc. .................................     3,400         12,538
Standard Register Company.............................     7,900        101,219
Steelcase Inc. .......................................     8,800        149,600
Thomas & Betts Corporation............................    16,800        327,600
Thomas Industries Inc. ...............................     4,500         93,938
Toro Company..........................................     3,700        111,463
Watts Industries, Inc. ...............................     7,600         90,250
Wellman, Inc. ........................................     9,100        133,088
                                                                 --------------
                                                                     41,597,340
                                                                 --------------
Communication Services -- 7.4%
AT&T Corp. ........................................... 1,086,980     33,628,444
BellSouth Corporation.................................   547,100     21,781,419
Citizens Communications Company (b)...................    76,267      1,277,472
SBC Communications Inc. ..............................   989,028     42,095,505
Sprint Corporation....................................   254,900      9,080,813
Telephone and Data Systems, Inc. .....................    17,600      1,960,200
Verizon Communications................................   790,922     37,173,334
                                                                 --------------
                                                                    146,997,187
                                                                 --------------
Consumer Cyclicals -- 7.1%
American Greetings Corporation........................    18,700        317,900
Angelica Corporation..................................     2,500         20,625
Apogee Enterprises, Inc. .............................     8,000         34,000
AutoZone, Inc. (b)....................................    38,700        885,263
Bandag, Incorporated..................................     6,000        155,250
Banta Corporation.....................................     7,250        140,016

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Cyclicals -- Continued
Bassett Furniture Industries............................   3,400 $       45,900
Black & Decker Corporation..............................  24,800        922,250
Block (H&R), Inc. ......................................  28,400        908,800
Brown Shoe Company, Inc. ...............................   5,300         75,194
Centex Corporation......................................  17,200        411,725
Champion Enterprises, Inc. (b)..........................  13,700         74,494
Charming Shoppes, Inc. (b)..............................  29,200        164,250
Cintas Corporation......................................  48,700      2,054,531
Circuit City Stores, Inc. ..............................  59,100      1,355,606
Claire's Stores, Inc. ..................................  14,800        249,750
Cooper Tire and Rubber Company..........................  21,300        238,294
Costco Wholesale Corporation (b)........................ 129,930      4,230,846
Dana Corporation........................................  44,000      1,009,250
Delphi Automotive Systems Corp ......................... 163,700      2,424,806
DeVry Inc. (b)..........................................  20,100        680,888
Dillard's, Inc. ........................................  27,100        370,931
Dollar General Corporation..............................  95,651      1,757,587
Donnelly Corporation....................................   1,700         22,313
Dow Jones & Company.....................................  25,800      1,701,188
Enesco Group, Inc. .....................................   3,900         24,863
Fedders Corporation.....................................  10,300         53,431
Federal-Mogul Corporation...............................  20,400        186,150
Fleetwood Enterprises, Inc. ............................   9,500        122,906
Gap, Inc. (The)......................................... 247,387      8,859,547
Genuine Parts Company...................................  51,100      1,025,194
Handleman Company (b)...................................   8,200        107,113
Harcourt General........................................  20,900      1,153,419
Harland (John H.) Company...............................   8,200        109,675
Harman International Industries, Inc. ..................   4,930        311,823

                                 July 31, 2000

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Cyclicals -- Continued
Hartmarx Corporation (b)................................   8,500 $       19,656
Hillenbrand Industries, Inc. ...........................  18,100        579,200
Home Depot, Inc. ....................................... 672,697     34,812,070
Huffy Corporation.......................................   2,900         20,481
IMS Health Incorporated.................................  86,400      1,560,600
Interface, Inc. ........................................  15,000         76,875
Kaufman & Broad Home Corporation........................  13,900        271,919
Kelly Services, Inc. ...................................  10,375        240,570
Kmart Corporation (b)................................... 139,100        973,700
Lands' End, Inc. (b)....................................   8,700        325,706
Lee Enterprises, Inc. ..................................  12,800        339,200
Lillian Vernon Corporation..............................   2,600         28,600
Limited, Inc. (The)..................................... 124,900      2,552,644
Liz Claiborne, Inc. ....................................  15,800        616,200
Lowe's Companies, Inc. ................................. 111,200      4,691,250
Mattel, Inc. ........................................... 123,785      1,369,372
May Department Stores Company...........................  96,700      2,296,625
Maytag Corporation......................................  22,700        768,963
McGraw-Hill Companies, Inc. ............................  56,600      3,364,163
Media General, Inc. ....................................   7,100        355,000
Men's Wearhouse, Inc. (b)...............................  12,100        313,844
Meredith Corporation....................................  14,600        464,463
Modine Manufacturing Company............................   8,500        229,500
New York Times Company..................................  49,400      2,034,663
Nordstrom, Inc. ........................................  38,900        680,750
Omnicom Group Inc. .....................................  51,700      4,394,500
Oshkosh B'Gosh, Inc. ...................................   3,800         60,325
Penney (J.C.) Company, Inc. ............................  75,500      1,217,438
Pep Boys -- Manny, Moe & Jack...........................  15,400         89,513
Phillips-Van Heusen Corporation.........................   7,900         71,100

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Cyclicals -- Continued
Pulte Corporation (b)...................................  11,900 $      272,956
Radio Shack Corporation.................................  54,300      3,061,163
Reebok International Ltd. (b)...........................  16,400        276,750
Rouse Company (The).....................................  20,300        529,069
Russell Corporation.....................................   9,400        185,063
Scholastic Corporation (b)..............................   4,900        312,988
Sears, Roebuck and Co. ................................. 102,500      3,062,188
Service Corporation International.......................  78,700        201,669
Shaw Industries, Inc. ..................................  37,200        476,625
Sherwin-Williams Company (The)..........................  47,300        984,431
Skyline Corporation.....................................   2,500         50,469
Snap-On Incorporated....................................  16,950        511,678
Springs Industries, Inc. ...............................   5,200        167,700
SPX Corporation (b).....................................   9,115      1,305,154
Stanley Works (The).....................................  25,300        662,544
Staples, Inc. (b)....................................... 140,800      1,944,800
Stride Rite Corporation.................................  12,500         74,219
Target Corporation...................................... 265,200      7,690,800
Tennant Company.........................................   2,600        106,113
Timberland Company (The) (b)............................  11,600        380,625
TJX Companies, Inc. ....................................  87,200      1,460,600
Toys 'R' Us, Inc. (b)...................................  62,520      1,031,580
Tribune Company (b).....................................  89,650      2,913,625
Univision Communications Inc. (b).......................  29,900      3,715,075
Venator Group, Inc. (b).................................  39,800        562,175
VF Corporation..........................................  33,000        726,000
Walgreen Company........................................ 293,000      9,137,938
Washington Post Company.................................   2,700      1,296,000
Whirlpool Corporation...................................  21,100        911,256
                                                                 --------------
                                                                    141,035,921
                                                                 --------------
Consumer Staples -- 14.9%
Alberto-Culver Company..................................  16,100        489,038
Albertson's, Inc. ...................................... 123,200      3,719,100
Avon Products, Inc. ....................................  69,000      2,738,438

                                 July 31, 2000

Issuer                                                   Shares      Value
------                                                   ------      -----

Consumer Staples -- Continued
Bergen Brunswig Corporation.............................  38,936 $      340,690
Bestfoods...............................................  79,800      5,556,075
Bob Evans Farms, Inc. ..................................  10,700        171,200
Campbell Soup Company................................... 122,800      3,254,200
Church & Dwight Co., Inc. ..............................  11,000        193,875
Clorox Company..........................................  68,200      2,817,513
Coca-Cola Company....................................... 719,600     44,120,475
Colgate-Palmolive Company............................... 167,700      9,338,794
Comcast Corporation (b)................................. 261,000      8,878,072
CVS Corporation......................................... 113,400      4,472,213
Darden Restaurants, Inc. ...............................  35,800        583,988
Deluxe Corporation......................................  20,900        449,350
Disney, Walt Company (The).............................. 604,100     23,371,119
Donnelley (R.R.) & Sons Company.........................  35,200        783,200
Fleming Companies, Inc. ................................  11,400        178,838
Fort James Corporation..................................  59,800      1,827,638
General Mills Incorporated..............................  84,700      2,911,563
Gillette Company........................................ 303,500      8,858,406
Great Atlantic & Pacific Tea Company, Inc...............  11,100        159,563
Heinz (H.J.) Company.................................... 102,400      4,089,600
Hershey Foods Corporation...............................  39,900      1,845,375
Horizon Organic Holding Corporation (b).................   2,800         32,725
Kellogg Company......................................... 117,900      3,058,031
Kimberly-Clark Corporation.............................. 161,564      9,279,832
Kroger Co. (b).......................................... 242,800      5,022,925
Longs Drug Stores Corporation...........................  11,400        230,850
Luby's, Inc. ...........................................   6,500         52,813
McDonald's Corporation.................................. 388,500     12,237,750
Nature's Sunshine Products, Inc. .......................   4,900         39,200
Newell Rubbermaid, Inc. ................................  77,478      2,087,064

Issuer                                                  Shares       Value
------                                                  ------       -----

Consumer Staples -- Continued
Odwalla, Inc. (b).....................................     1,500 $       10,688
Oneida Ltd. ..........................................     4,700         85,188
PepsiCo, Inc. ........................................   419,000     19,195,438
Procter & Gamble Company..............................   380,300     21,629,563
Quaker Oats Company...................................    38,100      2,562,225
Ralston Purina Company................................    89,200      1,800,725
Ruby Tuesday, Inc. ...................................    17,800        219,163
Ryan's Family Steakhouse, Inc. (b)....................     9,400         85,775
Smucker (J.M.) Company................................     8,200        147,600
Starbucks Corporation (b).............................    53,400      2,002,500
SUPERVALU Inc. .......................................    38,000        672,125
SYSCO Corporation.....................................    96,900      3,815,438
Tootsie Roll Industries, Inc..........................     9,669        365,609
Tupperware Corporation................................    16,700        324,606
Viacom, Inc. (b)......................................    40,000      2,667,500
Wal-Mart Stores, Inc. ................................ 1,295,900     71,193,506
Wendy's International, Inc. ..........................    32,900        557,244
Whitman Corporation...................................    39,400        588,538
Whole Foods Market, Inc. (b)..........................     7,500        335,156
Wild Oats Markets, Inc. (b)...........................     6,650         67,331
Wrigley (Wm.) Jr. Company.............................    33,200      2,523,200
                                                                 --------------
                                                                    294,038,631
                                                                 --------------
Energy -- 0.4%
Anadarko Petroleum Corporation........................   100,685      4,814,002
Apache Corporation....................................    33,100      1,646,725
Helmerich & Payne, Inc. ..............................    14,400        460,800
Rowan Companies, Inc. (b).............................    27,100        684,275

                                 July 31, 2000

Issuer                                                   Shares      Value
------                                                   ------      -----

Energy -- Continued
Santa Fe Snyder Corporation (b).........................  52,700 $      527,000
Sunoco, Inc. ...........................................  25,600        624,000
                                                                 --------------
                                                                      8,756,802
                                                                 --------------
Financials -- 15.3%
Aetna, Inc. ............................................  40,970      2,273,835
AFLAC Inc. .............................................  77,200      4,009,575
American Express Company................................ 388,400     22,017,425
American General Corporation............................  72,262      4,818,972
American International Group, Inc. ..................... 672,206     58,944,021
AmSouth Bancorporation (b).............................. 114,200      1,919,988
Bank One Corporation.................................... 333,485     10,608,992
Capital One Financial Corporation.......................  56,900      3,335,763
Chittenden Corporation..................................   8,261        214,270
Chubb Corporation.......................................  50,900      3,766,600
CIGNA Corporation.......................................  47,300      4,724,088
Cincinnati Financial Corporation........................  46,785      1,766,134
Comerica Incorporated (b)...............................  45,500      2,320,500
Dime Bancorp, Inc. .....................................  32,300        520,838
Edwards (A.G.), Inc. ...................................  25,787      1,363,488
Fannie Mae.............................................. 292,900     14,608,388
Fifth Third Bancorp..................................... 135,138      5,582,868
First Tennessee National Corporation....................  37,600        686,200
Firstar Corporation..................................... 282,000      5,569,500
FirstFed Financial
 Corp. (b)..............................................   5,000         80,000
Freddie Mac............................................. 202,100      7,970,319
Golden West Financial...................................  46,000      2,116,000
Household International, Inc. .......................... 137,546      6,129,394
HSB Group, Inc. ........................................   8,350        296,425
Jefferson-Pilot Corporation.............................  29,850      1,820,850
KeyCorp................................................. 126,400      2,219,900

Issuer                                                   Shares      Value
------                                                   ------      -----

Financials -- Continued
Lincoln National Corporation............................  55,700 $    2,429,913
Marsh & McLennan Companies, Inc. .......................  78,350      9,558,700
MBIA Inc. ..............................................  28,600      1,592,663
MBNA Corporation........................................ 233,150      7,781,381
Mellon Financial Corp. ................................. 142,800      5,381,775
Merrill Lynch & Co.,  Inc. ............................. 112,800     14,579,400
MGIC Investment Corporation.............................  30,800      1,749,825
Morgan (J.P.) & Co. Incorporated........................  47,200      6,301,200
National City Corporation............................... 176,300      3,129,325
Northern Trust Corporation..............................  64,600      4,836,925
PNC Financial Services Group............................  84,400      4,293,850
Progressive Corporation (The)...........................  21,200      1,425,700
Providian Financial Corporation.........................  41,400      4,220,213
ReliaStar Financial Corp. ..............................  25,900      1,377,556
SAFECO Corporation......................................  36,900        851,006
Schwab (Charles) Corporation............................ 395,900     14,301,888
SLM Holding Corporation.................................  45,500      1,959,344
St. Paul Companies, Inc. (The)..........................  61,664      2,740,194
Stilwell Financial, Inc. (b)............................  64,800      2,855,250
SunTrust Banks, Inc. ...................................  87,900      4,208,213
Synovus Financial Corp. ................................  82,150      1,478,700
Torchmark Corporation...................................  37,100        922,863
U.S. Bancorp............................................ 218,600      4,194,388
UnumProvident Corp. ....................................  69,900      1,607,700
Value Line, Inc. .......................................   2,900        113,100
Wachovia Corporation....................................  58,900      3,239,500
Washington Mutual, Inc. ................................ 159,302      5,117,577

                                 July 31, 2000

Issuer                                                   Shares      Value
------                                                   ------      -----

Financials -- Continued
Wells Fargo & Company................................... 468,500 $   19,354,906
Wesco Financial Corporation.............................   2,100        474,600
                                                                 --------------
                                                                    301,761,988
                                                                 --------------
Healthcare -- 7.7%
Acuson Corporation (b)..................................   8,000         98,500
ADAC Laboratories (b)...................................   6,000        118,875
Allergan, Inc. .........................................  37,700      2,523,544
ALZA Corporation (b)....................................  29,700      1,923,075
Becton Dickinson and Company............................  73,400      1,853,350
Biomet, Inc. ...........................................  34,400      1,539,400
Boston Scientific Corporation (b)....................... 118,500      1,962,656
Forest Laboratories, Inc. (b)...........................  24,600      2,632,200
Guidant Corporation (b).................................  89,100      5,023,013
Humana Inc. (b).........................................  48,500        354,656
Johnson & Johnson....................................... 404,400     37,634,475
Mallinckrodt Inc. ......................................  19,400        887,550
Manor Care, Inc. (b)....................................  29,600        292,300
McKesson HBOC, Inc. ....................................  81,920      1,991,680
Medtronic, Inc. ........................................ 348,000     17,769,750
Merck & Co., Inc. ...................................... 668,600     47,930,263
Mylan Laboratories, Inc. ...............................  37,400        794,750
Oxford Health Plans, Inc. (b)...........................  23,800        569,713
PE Corp-Celera Gen (b)..................................  16,600      1,442,125
Quintiles Transnational Corp. (b).......................  33,300        522,394
Schering-Plough Corporation............................. 425,700     18,384,919
St. Jude Medical, Inc. (b)..............................  24,400      1,006,500
Stryker Corporation.....................................  56,700      2,434,556
Sunrise Medical Inc. (b)................................   6,400         30,000

Issuer                                                  Shares       Value
------                                                  ------       -----

Healthcare -- Continued
United American Healthcare Corporation (b)............     2,000 $        1,125
Watson Pharmaceuticals, Inc. (b)......................    28,100      1,552,525
                                                                 --------------
                                                                    151,273,894
                                                                 --------------
Technology -- 41.2%
3Com Corporation (b)..................................   102,000      1,383,375
Adaptec, Inc. (b).....................................    30,100        744,975
ADC Telecommunications, Inc. (b)......................   196,200      8,228,138
Advanced Micro Devices, Inc. (b)......................    44,500      3,201,219
America Online........................................   668,000     35,612,750
Analog Devices, Inc. (b)..............................   102,900      6,881,438
Apple Computer, Inc. (b)..............................    94,600      4,806,863
Applied Materials, Inc. (b)...........................   234,800     17,815,450
Arrow Electronics, Inc. (b)...........................    27,900        922,444
AstroPower, Inc. (b)..................................     3,300         69,919
Autodesk, Inc. .......................................    16,900        365,463
Automatic Data Processing, Inc. ......................   182,374      9,038,911
Avnet, Inc. ..........................................    12,800        728,800
BMC Software, Inc. (b)................................    71,000      1,340,125
Ceridian Corporation (b)..............................    41,900        953,225
Cisco Systems, Inc. (b)............................... 2,022,500    132,347,344
Compaq Computer Corporation...........................   493,688     13,854,120
Computer Associates International, Inc................   171,100      4,245,419
Compuware Corporation (b).............................   104,200        833,600
CPI Corp. ............................................     2,500         62,031

                                 July 31, 2000

Issuer                                                  Shares       Value
------                                                  ------       -----

Technology -- Continued
Dell Computer Corporation (b).........................   748,700 $   32,896,006
EMC Corporation (b)...................................   630,900     53,705,363
Gerber Scientific Inc. ...............................     6,400         64,000
Grainger (W.W.), Inc. ................................    27,200        863,600
Hewlett-Packard Company...............................   290,800     31,751,725
Ikon Office Solutions, Inc. ..........................    43,200        175,500
Inprise Corporation (b)...............................    17,800         97,900
Intel Corporation..................................... 1,947,400    129,988,950
Lexmark International Group, Inc. (b).................    37,600      1,694,350
LSI Logic Corporation (b).............................    89,300      3,025,038
Lucent Technologies, Inc. ............................   946,800     41,422,500
Micron Technology, Inc. (b)...........................   161,300     13,145,950
Microsoft Corporation (b)............................. 1,530,000    106,813,125
National Semiconductor Corporation (b)................    51,300      1,856,419
Novell, Inc. (b)......................................    95,200        916,300
Palm, Inc. (b)........................................   151,287      5,900,204
Paychex, Inc. ........................................   108,000      4,941,000
PeopleSoft, Inc. (b)..................................    80,200      1,749,363
Polaroid Corporation..................................    13,000        235,625
QRS Corporation (b)...................................     4,400         80,850
Qualcomm, Inc. (b)....................................   215,500     13,994,031
Sanmina Corporation (b)...............................    43,100      4,002,913
Scientific-Atlanta, Inc. .............................    46,300      3,565,100
Sun Microsystems, Inc. (b)............................   461,200     48,627,775
Symantec Corporation (b)..............................    17,200        881,500
Tektronix, Inc. ......................................    13,900        854,850
Tellabs, Inc. (b).....................................   119,100      7,741,500
Texas Instruments Incorporated........................   475,800     27,923,513

Issuer                                                   Shares      Value
------                                                   ------      -----

Technology -- Continued
Xerox Corporation....................................... 193,700 $    2,881,288
Xilinx, Inc. (b)........................................  93,400      7,010,838
Yahoo! Inc. (b)......................................... 158,000     20,332,625
                                                                 --------------
                                                                    812,575,310
                                                                 --------------
Transportation -- 0.7%
Airborne Freight Corporation............................  14,200        219,213
Alaska Air Group, Inc. (b)..............................   7,600        208,525
AMR Corporation (b).....................................  43,300      1,431,606
Consolidated Freightways Corporation (b)................   6,200         27,319
Delta Air Lines, Inc. ..................................  35,600      1,911,275
Fed Ex Holding Corporation (b)..........................  84,300      3,340,388
GATX Corporation........................................  13,800        551,137
Kansas City Southern Industries, Inc. (b)...............  32,200        223,388
Norfolk Southern Corporation............................ 111,400      2,074,825
Roadway Express, Inc. ..................................   5,600        133,000
Ryder System, Inc. .....................................  17,200        359,050
Southwest Airlines Co. ................................. 144,275      3,408,497
UAL Corporation.........................................  14,400        779,400
Yellow Corporation (b)..................................   7,300        117,256
                                                                 --------------
                                                                     14,784,879
                                                                 --------------
Utilities -- 1.7%
AGL Resources Inc. .....................................  15,700        283,581
American Water Works, Inc. .............................  28,300        686,275
Cascade Natural Gas Corporation.........................   3,200         52,800
Cleco Corporation.......................................   6,500        239,687
Eastern Enterprises.....................................   7,800        488,475
El Paso Energy Corporation..............................  67,200      3,250,800
Energen Corporation.....................................   8,700        195,750
Enron Corp. ............................................ 212,800     15,667,400
Equitable Resources, Inc. ..............................   9,500        494,594
IDACORP Inc. ...........................................  10,900        403,300

                                 July 31, 2000

Issuer                                                    Shares     Value
------                                                    ------     -----

Utilities -- Continued
KeySpan Corporation...................................... 38,700 $    1,228,725
LG&E Energy Corp. ....................................... 37,500        909,375
MCN Energy Group, Inc. .................................. 24,800        536,300
National Fuel Gas Company................................ 11,300        557,231
NICOR Inc. .............................................. 13,400        464,813
Northwest Natural Gas Company............................  7,300        168,813
Northwestern Corporation.................................  6,700        154,100
OGE Energy Corp. ........................................ 22,500        427,500
Peoples Energy Corporation............................... 10,200        323,213
Potomac Electric Power Company........................... 34,300        846,781

Issuer                                                   Shares      Value
------                                                   ------      -----

Utilities -- Continued
Questar Corporation.....................................  23,100 $      450,450
Southern Union
 Company (b)............................................  14,300        246,674
Washington Gas Light Company............................  13,400        329,931
Williams Companies, Inc. ............................... 128,400      5,360,705
                                                                 --------------
                                                                     33,767,274
                                                                 --------------
Total Investments (a) 99.3%.............................          1,959,262,503
Other Assets, less liabilities -- 0.7%..................             14,359,213
                                                                 --------------
Net Assets -- 100.0%....................................         $1,973,621,716
                                                                 ==============

-----------
(a) The aggregate cost for book and federal income tax purposes is $1,567,009,801, the aggregate gross unrealized appreciation is $512,603,748 and the aggregate gross unrealized depreciation is $120,351,041, resulting in net unrealized appreciation of $392,252,702.
(b) Non-income producing security.

Domini Social Index Portfolio

Statement of Assets and Liabilities

July 31, 2000

ASSETS:
  Investments at value (Cost $1,567,009,801)....................  $1,959,262,503
  Cash..........................................................      12,185,653
  Receivable for securities sold................................       5,365,340
  Dividends receivable..........................................       1,357,917
                                                                  --------------
   Total assets.................................................   1,978,171,413
                                                                  --------------
LIABILITIES:
  Accrued expenses (Note 2).....................................         348,400
  Payable for securities purchased..............................       4,201,297
                                                                  --------------
   Total liabilities............................................       4,549,697
                                                                  --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS........  $1,973,621,716
                                                                  ==============


                       See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Year Ended July 31, 2000

INVESTMENT INCOME
  Dividends (net of foreign withholding tax of
    $617)..........................................                $ 14,883,532

EXPENSES
  Management fee (Note 2)..........................  $  3,282,473
  Custody fees (Note 3)............................       485,655
  Professional fees................................        55,654
  Miscellaneous....................................        45,148
  Trustee fees.....................................        17,600
                                                     ------------
  Total expenses...................................     3,886,530
   Fees paid indirectly (Note 3)...................      (462,942)
   Expenses paid and fee waived by manager
     (Note 2)......................................       (24,857)
                                                     ------------
  Net expenses.....................................                   3,398,731
                                                                   ------------

NET INVESTMENT INCOME..............................                  11,484,801
Net realized gain on investments
  Proceeds from sales..............................  $142,028,419
  Cost of securities sold..........................    89,680,985
                                                     ------------
   Net realized gain on investments................                  52,347,434

Net changes in unrealized appreciation
  of investments
  Beginning of period..............................  $338,923,398
  End of period....................................   392,252,702
                                                     ------------
   Net change in unrealized appreciation...........                  53,329,304
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..................................                $117,161,539
                                                                   ============

                       See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Changes in Net Assets

                                                  Year Ended      Year Ended
                                                July 31, 2000   July 31, 1999
                                                --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
From Operations:
  Net investment income.......................  $   11,484,801  $    7,958,967
  Net realized gain on investments............      52,347,434      15,875,272
  Net change in unrealized appreciation of
    investments...............................      53,329,304     163,202,630
                                                --------------  --------------
   Net Increase in Net Assets Resulting from
     Operations...............................     117,161,539     187,036,869
                                                --------------  --------------
Transactions in Investors' Beneficial
  Interest:
  Additions...................................     774,293,376     531,746,685
  Reductions..................................    (265,237,980)    (13,614,408)
                                                --------------  --------------
   Net Increase in Net Assets from
     Transactions in Investors' Beneficial
     Interests................................     509,055,396     518,132,277
                                                --------------  --------------
     Total Increase in Net Assets.............     626,216,935     705,169,146
NET ASSETS:
  Beginning of period.........................   1,347,404,781     642,235,635
                                                --------------  --------------
  End of period...............................  $1,973,621,716  $1,347,404,781
                                                ==============  ==============
-------------------------------------------------------------------------------

Financial Highlights

                                       Year Ended July 31,
                         ---------------------------------------------------------------------------------------
                            2000                  1999                 1998                1997           1996
                         ----------            ----------            --------            --------       --------
Net Assets (000's)...... $1,973,622            $1,347,405            $642,236            $292,359       $100,401
Ratio of net investment
  income to average net
  assets................       0.70%(/1/)            0.84%(/1/)          1.05%(/2/)          1.34%          1.48%(/4/)
Ratio of expenses to
  average net assets....       0.24%(/1/)(/3/)       0.24%(/1/)(/3/)     0.24%(/2/)(/3/)     0.29%(/3/)     0.59%(/3/)(/4/)
Portfolio turnover
  rate..................          9%                    8%                  5%                  1%             5%
---------------------------------------------------------------------------------------------------------------------------

(/1/)Reflects a voluntary expense reimbursement and fee waiver of 0.002% by the Manager. Had the manager not waived their fee and reimbursed expenses,the annualized ratios of net investment income and expense to average net as-sets would have been 0.70% and 0.24, for the year ended July 31, 2000 re-spectively, and would have been 0.83% and 0.25%, for the year ended July 31, 1999 respectively.
(/2/)Reflects a waiver of 0.01% of fees by the Manager due to limitations set forth in the Management Agreement. Had the Manager not waived their fees, the ratios of net investment income and expenses to average net assets for the year ended July 31, 1998 would have been 1.04% and 0.25%, respective-ly.
(/3/)Ratio of expenses to average net assets for the years ended July 31, 2000, 1999, 1998, 1997 and 1996 include indirectly paid expenses. Excluding in-directly paid expenses, the expense ratios would have been 0.21%, 0.20%, 0.20%, 0.25% and 0.50% for the years ended July 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(/4/)Had the Expense Payment Agreement and Sponsor Arrangement not been in place, the ratios of net investment income and expense for the year ended July 31,1996 would have been 1.14% and 0.85% respectively.

                       See Notes to Financial Statements

Domini Social Index Portfolio

Notes to Financial Statements

July 31, 2000


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations effective on August 10, 1990 and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.

        (A) Valuation of Investments: The Index Portfolio values securities at the last reported sale price provided by independent pricing services, or at the last reported bid price if no sales are reported. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

        (B) Dividend Income: Dividend income is recorded on the ex-dividend date.

        (C) Federal Taxes: The Index Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Portfolio will be taxed on its share of the Index Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

                                 July 31, 2000

        (D) Other: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

        (A) Manager. Domini Social Investments LLC ("DSIL"or the "Manager") is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Index Portfolio. For its services under the Management Agreement, the Manager receives from the Index Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%. Until December, 1999 DSIL was waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Index Portfolio (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Index Portfolio. For the year ended July 31, 2000, DSIL waived fees totalling $24,857.

        (B) Submanager. Mellon Equity provides investment submanagement services to the Index Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSIL. Mellon Equity does not determine the composition of the Domini Social Index.

3. INVESTMENT TRANSACTIONS.

Cost of purchases and proceeds from sales of investments, other than U.S. Government securities and short-term obligations, for the year ended July 31, 2000 aggregated $634,201,236 and $142,028,419, respectively. Custody fees of the Portfolio were reduced by $462,942 which was compensation for uninvested cash left on deposit with the custodian.

[LOGO OF KPMG]
                         Independent Auditors' Report

The Board of Trustees and Investors
Domini Social Index Portfolio:

We have audited the accompanying statement of assets and liabilities, includ-ing the portfolio of investments, of the Domini Social Index Portfolio as of July 31, 2000, and the related statement of operations for the year then end-ed, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsi-bility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the over-all financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Domini Social Index Portfolio as of July 31, 2000, the results of its opera-tions for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                  KPMG LLP
Boston, Massachusetts
September 15, 2000